Income Taxes - Narrative (FY) (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 22, 2022	Apr. 12, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
U.S. federal corporate income tax rate (percent)			21.00%
Possible additional NOLs for five years resulting from Net Unrealized Built-in Gain rules			$ 1.1
Proceeds from sale of NOLs	$ 2.3	$ 1.4
Proceeds from sale of NOLs, gross	2.5	1.5
Loss on sale of NOLs	$ 0.1	$ 0.1
Federal
Income Taxes [Line Items]
Net operating loss carryforwards, prior to write down			281.0
Net operating loss carryforwards			112.0	$ 264.0
Write down of NOLs set to expire unutilized			169.0
State | New Jersey
Income Taxes [Line Items]
Net operating loss carryforwards			97.0	99.0
State | California
Income Taxes [Line Items]
Net operating loss carryforwards			70.0	70.0
State | New York
Income Taxes [Line Items]
Net operating loss carryforwards			$ 13.0	$ 13.0